NET LOSS PER SHARE (Details) - Schedule of Dilutive Effect on Earnings Per Share - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Dilutive Effect on Earnings Per Share [Abstract]
Common stock upon conversion of debt		31,661	330,000
Stock options		2,509,000
Warrants	500,000	1,822,700	3,165,700
Stock payable		630,000	350,000
		4,993,361	3,845,700